OTHER LONG-TERM ASSETS - Changes in Other Long-Term Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other Long-Term Assets [Abstract]
Balance, beginning of year	$ 141,781	$ 100,109
Acquisition of investments	34,026	66,124
Disposition of investments	0	(525)
Unrealized gain (loss)	68,891	(13,316)
Foreign currency translation	8,842	(10,611)
Investments in equity securities, end of year	$ 253,540	$ 141,781